Royalty, Stream and Working Interests - Impairments of Royalties, Streams and Working Interests (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) item
Royalty, stream and working interests
Impairments	$ (1,173.3)
Number of precious metal streams | item	2
Cobre Panama
Royalty, stream and working interests
Impairments	$ (1,169.2)
Number of precious metal streams | item	2
Energy exploration assets
Royalty, stream and working interests
Impairments	$ (4.1)
Recoverable amount	$ 0.0